UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-21148
Eaton Vance New York Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
September 30
Date of Fiscal Year End
March 31, 2012
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Municipal Bond Funds Semiannual Report March 31, 2012

Municipal (EIM) • California (EVM) • New York (ENX)

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report March 31, 2012
Eaton Vance
Municipal Bond Funds
Table of Contents

Performance and Fund Profile

Municipal Bond Fund	2

California Municipal Bond Fund	3

New York Municipal Bond Fund	4

Endnotes and Additional Disclosures	5

Financial Statements	6

Notice to Shareholders	33
Officers and Trustees	34
Important Notices	35

Eaton Vance
Municipal Bond Fund
March 31, 2012
Portfolio Manager William H. Ahern, Jr., CFA
Performance1,2

					Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Inception

Fund at NAV	8/30/2002	8.92%	32.42%	3.79%	6.20%

Fund at Market Price	—	8.77	22.50%	3.06	6.00
Barclays Capital Long (22+) Municipal Bond Index	8/30/2002	5.88%	19.97%	4.83%	5.62%

% Premium/Discount to NAV

					-1.81%

Distributions[3]

Total Distributions per share for the period					$0.419
Distribution Rate at NAV					6.01%
Taxable-Equivalent Distribution Rate at NAV					9.25%
Distribution Rate at Market Price					6.12%
Taxable-Equivalent Distribution Rate at Market Price					9.42%

% Total Leverage[4]

Residual Interest Bond (RIB)					40.56%
Fund Profile

Credit Quality (% of total investments)5

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing .4 Absent such securities, the Fund’s credit quality (% of total investments) is as follows :5

AAA	12.3%	BBB	8.8%
AA	64.3	BB	0.2
A	13.9	D	0.5

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
California Municipal Bond Fund
March 31, 2012
Portfolio Manager Cynthia J. Clemson
Performance1,2

					Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Inception

Fund at NAV	8/30/2002	9.05%	29.20%	2.62%	5.06%
Fund at Market Price	—	0.72	24.23%	1.72	4.67
Barclays Capital Long (22+) Municipal Bond Index	8/30/2002	5.88%	19.97%	4.83%	5.62%

% Premium/Discount to NAV

					-3.47%

Distributions[3]

Total Distributions per share for the period					$0.397
Distribution Rate at NAV					5.96%
Taxable-Equivalent Distribution Rate at NAV					10.22%
Distribution Rate at Market Price					6.18%
Taxable-Equivalent Distribution Rate at Market Price					10.60%

% Total Leverage[4]

RIB					38.93%
Fund Profile

Credit Quality (% of total investments)5

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing .4 Absent such securities, the Fund’s credit quality (% of total investments) is as follows :5

AAA	19.5%	BBB	5.1%
AA	50.3	BB	2.2
A	22.9

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
New York Municipal Bond Fund
March 31, 2012
Portfolio Manager Craig R. Brandon, CFA
Performance1,2

					Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Inception

Fund at NAV	8/30/2002	6.90%	22.71%	3.87%	5.55%
Fund at Market Price	—	3.07	22.74%	3.64	5.38
Barclays Capital Long (22+) Municipal Bond Index	8/30/2002	5.88%	19.97%	4.83%	5.62%

% Premium/Discount to NAV

					-1.54%

Distributions[3]

Total Distributions per share for the period					$0.389
Distribution Rate at NAV					5.39%
Taxable-Equivalent Distribution Rate at NAV					9.09%
Distribution Rate at Market Price					5.48%
Taxable-Equivalent Distribution Rate at Market Price					9.25%

% Total Leverage[4]

RIB					38.49%
Fund Profile

Credit Quality (% of total investments)5

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing .4 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:5

AAA	17.2%	BBB	7.7%
AA	52.8	Not Rated	2.2
A	20.1

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Municipal Income Funds
March 31, 2012
Endnotes and Additional Disclosures

[1]	Barclays Capital Long (22+) Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage.

[3]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. Subsequent distributions declared, but not reflected in the Fund Profile, reflect a reduction of the monthly distribution for California Municipal Bond Fund.

[4]	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See "Floating Rate Notes Issued in Conjunction with Securities Held" in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding as of period end as a percentage of Fund net assets plus Floating Rate Notes.

[5]	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

Fund profile subject to change due to active management.

Eaton Vance
Municipal Bond Fund

March 31, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 165.1%

	Principal
	Amount
Security	(000’s omitted)	Value

Education — 15.4%

California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/38(1)	$9,750	$10,874,467
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39(1)	14,700	16,074,891
Houston, TX, Higher Education Finance Corp., (William Marsh Rice University), 5.00%, 5/15/35(1)	15,000	17,003,850
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	5,810	7,436,509
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/30	8,325	10,516,806
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,000	2,253,600
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	8,790	10,547,297
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	15,300	16,783,641
New York Dormitory Authority, (State University Educational Facilities), 4.00%, 5/15/28	8,025	8,367,828
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	13,500	15,018,210
Tennessee School Bond Authority, 5.50%, 5/1/38	5,000	5,720,100
University of California, 5.25%, 5/15/39	4,450	4,923,836
University of Colorado, (University Enterprise Revenue), 5.25%, 6/1/36(1)	10,000	11,391,500
University of North Carolina at Charlotte, 5.00%, 4/1/32	2,090	2,366,800

		$139,279,335

Electric Utilities — 1.3%

South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	$7,110	$7,969,599
Wyandotte County/Kansas City, KS, Unified Government Board of Public Utilities, 5.00%, 9/1/36	3,425	3,715,303

		$11,684,902

General Obligations — 15.1%

Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	$8,320	$9,052,326
City & County of San Francisco, CA, (Earthquake Safety & Emergency Response), 4.00%, 6/15/27	9,080	9,613,813
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/1/32	3,000	3,462,000
Florida Board of Education, 5.00%, 6/1/31	10,000	11,390,400
Frisco, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/37	6,465	7,225,866
Georgia, 5.00%, 7/1/29	10,000	11,759,700
Hawaii, 5.00%, 12/1/29	7,620	8,845,525
Hawaii, 5.00%, 12/1/30	6,500	7,533,565
Klein, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/36(1)	2,000	2,236,720
Mississippi, (Capital Improvements Projects), 5.00%, 10/1/30(1)	10,000	11,478,100
New York, 5.00%, 12/15/30	7,660	8,840,483
New York, 5.00%, 2/15/36	5,000	5,557,650
North East Independent School District, TX, (PSF Guaranteed), 5.25%, 2/1/28	2,000	2,519,000
Northside Independent School District, TX, (PSF Guaranteed), 5.00%, 6/15/35	180	197,719
Northside Independent School District, TX, (PSF Guaranteed), 5.00%, 6/15/35(1)	12,250	13,455,890
Oregon, 5.00%, 8/1/35(1)	6,750	7,656,592
Oregon, 5.00%, 8/1/36	2,000	2,265,180
Pasadena, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/35	4,355	4,944,972
Port of Houston Authority of Harris County, TX, 5.00%, 10/1/35	7,500	8,560,950

		$136,596,451

Hospital — 7.3%

California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,102,030
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	1,770	1,940,805
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	11,760	12,408,094
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	4,215	4,388,447
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	2,610	2,505,078
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	1,860	1,873,429
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	4,535	4,590,236
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	3,900	3,945,747
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	7,190	7,551,801
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	8,310	2,166,417
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/41	10,000	2,204,300
Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	8,165	8,362,185

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Hospital (continued)

Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	$5,355	$5,516,882
South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42	100	103,444
South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42(1)	900	930,996
Tarrant County, TX, Cultural Education Facilities Finance Corp., (Scott & White Healthcare), 5.25%, 8/15/40	6,105	6,458,357

		$66,048,248

Industrial Development Revenue — 0.5%

St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	$4,370	$4,519,891

		$4,519,891

Insured – Electric Utilities — 3.6%

American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$5,000	$5,589,600
Long Island, NY, Power Authority, (BHAC), 5.50%, 5/1/33	1,350	1,535,801
Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	13,895	13,909,173
Paducah, KY, Electric Plant Board, (AGC), 5.25%, 10/1/35	2,735	2,951,530
South Carolina Public Service Authority, (Santee Cooper), (BHAC), 5.50%, 1/1/38	7,840	8,802,830

		$32,788,934

Insured – Education — 3.0%

Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32	$14,400	$18,066,528
Miami-Dade County, FL, Educational Facilities Authority, (University of Miami), (AMBAC), (BHAC), 5.00%, 4/1/31	7,865	8,509,773

		$26,576,301

Insured – Escrowed / Prerefunded — 0.1%

Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), Prerefunded to 11/15/16, 5.25%, 11/15/36	$525	$628,829

		$628,829

Insured – General Obligations — 12.9%

Cincinnati, OH, City School District, (AGM), (FGIC), 5.25%, 12/1/30	$3,750	$4,658,475
Clark County, NV, (AMBAC), 2.50%, 11/1/36	11,845	8,813,272
Frisco, TX, Independent School District, (AGM), (PSF Guaranteed), 2.75%, 8/15/39	9,755	8,190,591
Frisco, TX, Independent School District, (AGM), (PSF Guaranteed), 4.00%, 8/15/40	1,010	1,013,788
Kane, Cook and DuPage Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/21	13,865	10,132,819
Kane, Cook and DuPage Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/22	49,750	34,578,737
King County, WA, Public Hospital District No. 1, (AGC), 5.00%, 12/1/37(1)	7,000	7,408,380
Palm Springs, CA, Unified School District, (AGC), 5.00%, 8/1/32	8,955	9,887,126
Port Arthur, TX, Independent School District, (AGC), 4.75%, 2/15/38	95	100,813
Port Arthur, TX, Independent School District, (AGC), 4.75%, 2/15/38(1)	10,950	11,620,030
Schaumburg, IL, (BHAC), (FGIC), 5.00%, 12/1/38(1)	12,750	13,256,175
Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	7,015	7,029,732

		$116,689,938

Insured – Hospital — 17.1%

Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$8,250	$8,877,742
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	11,000	11,458,370
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.125%, 11/15/39	3,950	4,138,494
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	1,050	1,101,713
Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41(1)	11,500	11,990,360
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36(1)	15,500	16,704,660
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), 5.00%, 11/15/35	3,795	3,931,430
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	15,000	15,707,244
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	2,500	2,622,475
Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), 5.625%, 8/15/37	2,625	2,862,589
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	1,675	1,838,112

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Hospital (continued)

Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(1)	$19,150	$19,395,503
New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	5,250	5,557,650
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	555	579,625
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38	235	245,427
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	3,500	3,655,295
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	13,115	14,200,397
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), 6.00%, 8/15/39	5,795	6,520,360
Washington Health Care Facilities Authority, (Providence Health Care), Series C, (AGM), 5.25%, 10/1/33(1)	8,700	9,372,771
Washington Health Care Facilities Authority, (Providence Health Care), Series D, (AGM), 5.25%, 10/1/33(1)	12,605	13,591,844

		$154,352,061

Insured – Industrial Development Revenue — 1.1%

Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc. Project), (BHAC), 5.00%, 10/1/39(1)	$9,000	$9,775,800

		$9,775,800

Insured – Lease Revenue / Certificates of Participation — 9.9%

Hudson Yards Infrastructure Corp., NY, (NPFG), 4.50%, 2/15/47	$3,085	$3,018,395
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	2,910	3,213,949
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	24,000	25,692,240
San Jose, CA, Financing Authority, (Civic Center), (AMBAC), (BHAC), 5.00%, 6/1/37(1)	42,750	43,007,355
Tri-Creek Middle School Building Corp., IN, (AGM), 5.25%, 1/15/34(1)	13,000	13,921,310

		$88,853,249

Insured – Other Revenue — 4.2%

Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45(1)	$25,875	$26,141,254
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	16,795	4,064,726
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	6,750	7,889,872

		$38,095,852

Insured – Solid Waste — 0.6%

Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$2,760	$3,225,253
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	1,575	1,807,439

		$5,032,692

Insured – Special Tax Revenue — 7.4%

Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$17,940	$16,476,814
Houston, TX, Hotel Occupancy Tax, (AMBAC), 0.00%, 9/1/24	18,035	9,972,453
Jacksonville, FL, Excise Tax, (FGIC), (NPFG), 5.125%, 10/1/27	1,175	1,196,244
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	15,000	11,512,650
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	96,650	7,627,618
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	54,710	8,369,536
Utah Transportation Authority, Sales Tax Revenue, (AGM), 4.75%, 6/15/32(1)	10,800	11,656,331

		$66,811,646

Insured – Student Loan — 1.1%

Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$8,755	$9,620,519

		$9,620,519

Insured – Transportation — 20.8%

Chicago, IL, (O’Hare International Airport), (AGM), 4.75%, 1/1/34(1)	$21,640	$22,325,122
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	8,080	8,710,725
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/23(2)	10,070	1,032,175

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Transportation (continued)

Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/28(2)	$3,100	$235,600
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.375%, 1/1/40(2)	15,000	3,225,000
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/21	10,200	6,979,962
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	25,000	4,305,500
Harris County, TX, Toll Road, Senior Lien, (BHAC), (NPFG), 5.00%, 8/15/33(1)	7,800	8,781,084
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	6,710	7,195,536
Maryland Transportation Authority, (AGM), 5.00%, 7/1/35(1)	20,995	22,927,378
Maryland Transportation Authority, (AGM), 5.00%, 7/1/36(1)	14,000	15,239,140
Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/29	1,785	1,951,094
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	11,700	12,856,428
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	1,015	1,124,823
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	1,160	1,286,614
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48(1)	20,000	22,413,800
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/26(1)	10,000	11,009,100
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/24	1,605	725,203
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/25	1,950	815,821
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/26	1,000	386,260
San Joaquin Hills, CA, Transportation Corridor Agency, (Toll Road Bonds), (NPFG), 0.00%, 1/15/25	26,215	11,438,129
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/20	23,845	17,387,297
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 5.00%, 8/15/42	5,475	5,475,493

		$187,827,284

Insured – Water and Sewer — 21.2%

Austin, TX, Water and Wastewater, (AGM), (BHAC), 5.00%, 11/15/33(1)	$2,000	$2,213,000
Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26	3,185	3,574,908
Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27	1,985	2,215,776
Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	3,170	3,452,193
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	3,060	3,335,431
Chicago, IL, Wastewater Transmission Revenue, (NPFG), 0.00%, 1/1/23	13,670	8,840,389
DeKalb County, GA, Water and Sewer, (AGM), 5.25%, 10/1/32(1)	10,000	11,684,600
District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	8,500	9,295,260
Houston, TX, Utility System, (AGM), (BHAC), 5.00%, 11/15/33(1)	27,570	30,306,300
Los Angeles, CA, Department of Water and Power, (BHAC), (FGIC), 5.00%, 7/1/43(1)	53,500	54,031,255
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/32	5,540	7,002,560
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/38	1,070	1,371,954
Massachusetts Water Resources Authority, (AMBAC), (BHAC), 4.00%, 8/1/40	9,095	9,100,002
New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40(1)	9,500	11,064,080
San Luis Obispo County, CA, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	3,535	3,578,127
Seattle, WA, Drain and Wastewater Revenue, (AGM), 5.00%, 6/1/38(1)	27,670	29,739,161

		$190,804,996

Lease Revenue / Certificates of Participation — 1.6%

Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$2,565	$2,874,031
North Carolina, Capital Improvement Limited Obligation, 5.00%, 5/1/30	10,335	11,787,068

		$14,661,099

Other Revenue — 2.5%

New York, NY, Transitional Finance Authority, Building Aid Revenue, 5.00%, 7/15/36(1)	$10,750	$11,862,088
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	9,200	10,818,556

		$22,680,644

Special Tax Revenue — 1.9%

Michigan Trunk Line Fund, 5.00%, 11/15/30	$1,390	$1,566,947
Michigan Trunk Line Fund, 5.00%, 11/15/31	1,500	1,683,105
Michigan Trunk Line Fund, 5.00%, 11/15/33	1,285	1,435,178
Michigan Trunk Line Fund, 5.00%, 11/15/36	1,020	1,136,566
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/31	10,000	11,338,100

		$17,159,896

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Senior Living / Life Care — 0.2%

Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$1,175	$1,322,192

		$1,322,192

Transportation — 9.4%

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$8,275	$8,841,341
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.25%, 5/15/28	3,285	3,739,414
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	4,640	5,078,016
Metropolitan Transportation Authority, NY, 5.25%, 11/15/40	6,735	7,341,150
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	10,940	11,532,401
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	10,000	11,795,800
Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/35	2,915	3,131,789
Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/40	2,590	2,769,435
Pennsylvania Turnpike Commission, 6.00%, (0.00% until 12/1/15), 12/1/34	5,000	4,544,850
Port Authority of New York and New Jersey, 4.00%, 7/15/32	10,505	10,705,120
Port Authority of New York and New Jersey, 4.75%, 7/15/31	4,300	4,627,402
Port Authority of New York and New Jersey, 5.00%, 7/15/39	5,000	5,514,650
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/33	5,000	5,501,200

		$85,122,568

Water and Sewer — 6.9%

California Department of Water Resources, (Central Valley Project), 5.25%, 12/1/35(1)	$10,000	$11,536,800
Charleston, SC, Waterworks and Sewer Revenue, 5.00%, 1/1/35	2,735	3,093,613
Honolulu, HI, City and County Wastewater System, 5.25%, 7/1/36(1)	9,750	11,142,007
King County, WA, Sewer Revenue, 5.00%, 1/1/34(1)	10,000	11,149,900
Marco Island, FL, Utility System, 5.00%, 10/1/34	1,445	1,556,381
Marco Island, FL, Utility System, 5.00%, 10/1/40	6,325	6,765,346
New York Municipal Water Finance Authority, 5.00%, 6/15/34	10,000	11,100,900
Portland, OR, Water System, 5.00%, 5/1/36	5,385	6,046,763

		$62,391,710

Total Tax-Exempt Investments — 165.1%
(identified cost $1,417,295,225)		$1,489,325,037

Other Assets, Less Liabilities — (65.1)%		$(587,103,048)

Net Assets — 100.0%		$902,221,989

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
PSF	- Permanent School Fund
XLCA	- XL Capital Assurance, Inc.

At March 31, 2012, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments is as follows:

California	16.5%
Texas	12.4%
New York	10.1%
Others, representing less than 10% individually	61.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2012, 62.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 20.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Defaulted security. Issuer has defaulted on the payment of interest or has filed for bankruptcy.

See Notes to Financial Statements.

Eaton Vance
California Municipal Bond Fund

March 31, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 164.3%

	Principal
	Amount
Security	(000’s omitted)	Value

Education — 15.5%

California Educational Facilities Authority, (California Institute of Technology), 5.00%, 11/1/39(1)	$10,000	$11,093,400
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	2,680	2,976,864
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	550	613,294
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	940	1,033,013
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/22	395	453,839
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/23	365	415,644
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	1,375	1,475,801
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	3,630	4,088,941
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	650	769,424
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	6,200	6,918,146
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	1,790	1,929,083
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	1,175	1,256,110
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	800	843,624
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	2,270	2,544,920
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	2,395	2,663,767
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	2,520	2,784,827

		$41,860,697

Electric Utilities — 4.5%

California Department of Water Resources System, Electric Revenue, 5.00%, 5/1/22	$2,700	$3,239,244
Puerto Rico Electric Power Authority, 5.25%, 7/1/29	3,905	4,169,954
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	1,890	2,047,172
Vernon, Electric System Revenue, 5.125%, 8/1/21	2,375	2,538,614

		$11,994,984

General Obligations — 18.3%

California, 5.50%, 11/1/35(2)	$4,600	$5,180,750
Foothill-De Anza Community College District, 5.00%, 8/1/29(3)	3,045	3,534,179
Foothill-De Anza Community College District, 5.00%, 8/1/30(3)	3,355	3,871,603
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/32	545	581,973
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/33	600	636,714
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/34	655	691,831
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/35	645	691,453
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/36	785	838,286
Larkspur-Corte Madera School District, (Election of 2011), 4.50%, 8/1/39	2,815	3,054,950
Palo Alto, (Election of 2008), 5.00%, 8/1/40(1)	7,020	7,864,225
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	1,375	1,551,426
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	2,545	2,889,008
San Francisco Bay Area Rapid Transit District, (Election of 2004), 5.00%, 8/1/35(2)	5,000	5,558,050
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/33	1,910	2,139,868
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	2,230	2,467,919
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/37	15	16,506
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/37(1)	4,975	5,474,440
Tamalpais Union High School District, 5.00%, 8/1/26	1,000	1,191,290
Tamalpais Union High School District, 5.00%, 8/1/28	1,000	1,171,980

		$49,406,451

Hospital — 10.2%

California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 7/1/23	$2,000	$2,146,780
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	1,750	1,928,553
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	550	603,075
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	4,580	4,832,404
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31(1)	5,000	5,636,450
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	2,170	2,272,619
Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	3,950	3,957,228
Washington Township Health Care District, 5.00%, 7/1/32	3,165	3,213,678
Washington Township Health Care District, 5.25%, 7/1/29	3,005	3,006,653

		$27,597,440

See Notes to Financial Statements.

Eaton Vance
California Municipal Bond Fund

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Education — 12.5%

California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/32	$2,300	$2,527,631
California Educational Facilities Authority, (Pepperdine University), (FGIC), (NPFG), 5.00%, 9/1/33	1,135	1,151,571
California State University, (AGM), (BHAC), 5.00%, 11/1/39(1)	8,250	8,753,250
University of California, (AGM), 4.50%, 5/15/26(1)	3,095	3,262,996
University of California, (AGM), 4.50%, 5/15/28(1)	6,690	6,971,448
University of California, (BHAC), (FGIC), 4.75%, 5/15/37(1)	10,750	10,978,975

		$33,645,871

Insured – Electric Utilities — 14.6%

Anaheim Public Financing Authority, (Electric System District), (BHAC), (NPFG), 4.50%, 10/1/32(1)	$20,000	$20,952,599
Glendale, Electric System Revenue, (AGC), 5.00%, 2/1/31	2,240	2,433,738
Los Angeles Department of Water and Power, Electric System Revenue, (AMBAC), (BHAC), 5.00%, 7/1/26(1)	6,750	7,667,392
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	2,000	2,227,020
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	1,000	1,114,310
Sacramento Municipal Utility District, (AMBAC), (BHAC), 5.25%, 7/1/24	4,000	4,885,640

		$39,280,699

Insured – Escrowed / Prerefunded — 3.3%

California Department of Water Resources, (Central Valley Project), (BHAC), (FGIC), Prerefunded to 12/1/12, 5.00%, 12/1/29(1)	$2,100	$2,167,689
California Infrastructure & Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36	3,090	4,031,739
Ventura County, Community College District, (NPFG), Prerefunded to 8/1/12, 5.00%, 8/1/27	2,650	2,719,589

		$8,919,017

Insured – General Obligations — 20.8%

Antelope Valley Community College District, (Election of 2004), (NPFG), 5.25%, 8/1/39	$4,175	$4,484,493
Burbank Unified School District, (FGIC), (NPFG), 0.00%, 8/1/21	4,135	3,048,487
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/34	23,150	6,720,213
El Camino Hospital District, (NPFG), 4.45%, 8/1/36	2,385	2,415,623
Palm Springs Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	4,500	4,950,000
Riverside Community College District, (Election of 2004), (AGM), (NPFG), 5.00%, 8/1/32	5,705	6,241,726
San Diego Community College District, (Election of 2006), (AGM), 5.00%, 8/1/32	15	16,380
San Diego Community College District, (Election of 2006), (AGM), 5.00%, 8/1/32(1)	6,100	6,661,017
San Diego Unified School District, (FGIC), (NPFG), 0.00%, 7/1/22	2,300	1,541,690
San Diego Unified School District, (FGIC), (NPFG), 0.00%, 7/1/23	5,000	3,158,150
San Juan Unified School District, (AGM), 0.00%, 8/1/21	5,630	4,008,391
San Mateo County, Community College District, (FGIC), (NPFG), 0.00%, 9/1/22(2)	4,840	3,338,971
San Mateo County, Community College District, (FGIC), (NPFG), 0.00%, 9/1/23	4,365	2,848,774
San Mateo County, Community College District, (FGIC), (NPFG), 0.00%, 9/1/25	3,955	2,307,742
San Mateo Union High School District, (FGIC), (NPFG), 0.00%, 9/1/21	5,240	3,915,276
Ventura County, Community College District, (NPFG), 5.00%, 8/1/27	350	357,844

		$56,014,777

Insured – Hospital — 7.0%

California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), (BHAC), 5.00%, 11/15/34	$2,205	$2,359,085
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/31(1)	10,000	10,779,000
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	3,500	3,628,660
California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(1)	2,000	2,080,380

		$18,847,125

Insured – Lease Revenue / Certificates of Participation — 12.5%

California Public Works Board, (California Community College), (FGIC), (NPFG), 4.00%, 10/1/30	$3,000	$2,786,220
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	3,885	5,199,839
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	10,000	10,705,100
San Jose Financing Authority, (Civic Center), (AMBAC), (BHAC), 5.00%, 6/1/37	1,000	1,006,020
San Jose Financing Authority, (Civic Center), (AMBAC), (BHAC), 5.00%, 6/1/37(1)	14,000	14,084,280

		$33,781,459

Insured – Special Tax Revenue — 13.3%

Ceres, Redevelopment Agency Tax, (AMBAC), 4.00%, 11/1/36	$7,765	$6,191,501
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/31	595	480,451

See Notes to Financial Statements.

Eaton Vance
California Municipal Bond Fund

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Special Tax Revenue (continued)

Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	$7,240	$5,496,101
Pomona, Public Financing Authority, (NPFG), 5.00%, 2/1/33	5,940	5,630,288
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	29,265	2,309,594
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	18,040	2,759,759
San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AGM), 4.25%, 7/1/36(2)	1,600	1,618,224
San Jose Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	3,680	3,071,070
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), 5.00%, 4/1/32(1)	7,500	8,229,975

		$35,786,963

Insured – Transportation — 1.9%

San Joaquin Hills, Transportation Corridor Agency, (NPFG), 0.00%, 1/15/30	$3,445	$1,068,364
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/33	1,885	1,946,677
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/37	2,040	2,089,470

		$5,104,511

Insured – Water and Sewer — 17.3%

California Department of Water Resources, (Central Valley Project), (BHAC), (FGIC), 5.00%, 12/1/29(1)	$5,875	$6,026,751
Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), 4.75%, 7/1/37(1)	7,000	7,352,520
Contra Costa, Water District, (AGM), 4.50%, 10/1/31(1)	5,500	5,504,180
East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), 5.00%, 6/1/32	345	388,784
East Bay Municipal Utility District, Water System Revenue, (FGIC), (NPFG), 5.00%, 6/1/32(1)	6,500	7,324,915
Los Angeles Department of Water and Power, (BHAC), (FGIC), 5.00%, 7/1/43(1)	7,750	7,826,957
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	1,595	1,710,542
San Luis Obispo County, (Nacimiento Water Project), (BHAC), (NPFG), 5.00%, 9/1/38	5,000	5,330,300
San Luis Obispo County, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	2,750	2,783,550
Santa Clara Valley Water District, (AGM), 3.75%, 6/1/28	2,225	2,264,939

		$46,513,438

Other Revenue — 0.8%

California Infrastructure & Economic Development Bank, (The J. Paul Getty Trust), 3.00%, 10/1/20	$2,080	$2,285,442

		$2,285,442

Transportation — 8.1%

Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29(1)	$6,500	$7,406,555
Long Beach, Harbor Revenue, 5.00%, 5/15/27	1,960	2,221,229
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	7,500	8,115,600
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,190	2,339,183
San Jose, Airport Revenue, 5.00%, 3/1/31	1,750	1,857,887

		$21,940,454

Water and Sewer — 3.7%

Alameda County Water District Financing Authority, 4.00%, 6/1/24	$1,320	$1,485,423
Alameda County Water District Financing Authority, 4.00%, 6/1/25	1,680	1,862,465
Beverly Hills Public Financing Authority, Water Revenue, 5.00%, 6/1/37(3)	5,735	6,552,524

		$9,900,412

Total Tax-Exempt Investments — 164.3%
(identified cost $421,686,865)		$442,879,740

Other Assets, Less Liabilities — (64.3)%		$(173,367,887)

Net Assets — 100.0%		$269,511,853

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2012, 62.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 26.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	When-issued security.

See Notes to Financial Statements.

Eaton Vance
New York Municipal Bond Fund

March 31, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 161.9%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 4.9%

New York Environmental Facilities Corp., 5.00%, 10/15/39	$3,360	$3,689,549
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 10/15/35	50	56,000
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 10/15/35(1)	6,100	6,832,061

		$10,577,610

Education — 26.6%

Hempstead Local Development Corp., (Adelphi University Project), 4.50%, 6/1/19	$715	$808,958
Hempstead Local Development Corp., (Adelphi University Project), 5.00%, 6/1/20	760	883,660
Hempstead Local Development Corp., (Adelphi University Project), 5.00%, 6/1/21	950	1,107,501
Hempstead Local Development Corp., (Adelphi University Project), 5.00%, 6/1/31	800	856,104
Hempstead Local Development Corp., (Adelphi University Project), 5.00%, 6/1/32	300	320,091
Madison County Industrial Development Agency, (Colgate University), 5.00%, 7/1/33	1,630	1,666,577
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39	240	261,698
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39(1)	10,000	10,904,100
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41(1)	10,000	11,277,400
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	5,700	6,314,403
New York Dormitory Authority, (New York University), 5.00%, 7/1/39(1)	10,000	10,842,900
New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/40	2,000	2,153,120
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	2,700	2,961,819
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/26	1,175	1,324,613
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/30	250	279,595
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	5,250	5,796,630

		$57,759,169

General Obligations — 9.3%

East Irondequoit Central School District, 3.00%, 6/15/23	$1,720	$1,702,645
Long Beach City School District, 4.50%, 5/1/26	4,715	5,202,248
New York, 5.00%, 4/1/22(2)	3,500	4,254,600
New York, 5.00%, 2/15/34(1)	7,250	8,111,373
Peekskill, 5.00%, 6/1/35	465	505,664
Peekskill, 5.00%, 6/1/36	490	531,719

		$20,308,249

Hospital — 5.7%

New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$620	$664,752
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	820	879,179
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/20	1,065	1,234,718
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/26	2,055	2,178,547
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	6,900	7,487,190

		$12,444,386

Housing — 1.2%

New York Housing Development Corp., 4.95%, 11/1/39	$2,500	$2,589,300

		$2,589,300

Industrial Development Revenue — 1.0%

New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$500	$544,495
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,440	1,625,213

		$2,169,708

Insured – Education — 21.3%

Madison County Industrial Development Agency, (Colgate University), (NPFG), 5.00%, 7/1/39	$4,000	$4,112,480
New York Dormitory Authority, (Brooklyn Law School), (XLCA), 5.125%, 7/1/30	3,280	3,418,383
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	925	1,035,242
New York Dormitory Authority, (Educational Housing Services CUNY Student Housing), (AMBAC), 5.25%, 7/1/23	1,750	1,992,533
New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	10,750	11,588,500
New York Dormitory Authority, (New York University), (AMBAC), 5.00%, 7/1/41	725	727,545
New York Dormitory Authority, (Pratt Institute), (AGC), 5.00%, 7/1/34	1,555	1,652,467

See Notes to Financial Statements.

Eaton Vance
New York Municipal Bond Fund

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Education (continued)

New York Dormitory Authority, (Pratt Institute), (AGC), 5.125%, 7/1/39(3)	$2,405	$2,560,483
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	3,750	3,916,537
New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38(1)	8,500	9,163,000
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/34	5,555	2,037,019
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/36	8,455	2,819,573
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/37	4,000	1,270,720

		$46,294,482

Insured – Electric Utilities — 6.1%

Long Island Power Authority, Electric System Revenue, (BHAC), 5.75%, 4/1/33(3)	$5,000	$5,765,450
New York Power Authority, (BHAC), (NPFG), 4.50%, 11/15/47(1)	7,210	7,450,598

		$13,216,048

Insured – Escrowed / Prerefunded — 3.5%

New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$1,645	$1,121,627
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	2,485	1,624,842
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	8,615	4,909,172

		$7,655,641

Insured – General Obligations — 9.5%

Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$2,290	$2,660,110
Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	2,390	2,799,144
East Northport Fire District, (AGC), 4.50%, 11/1/20	200	238,044
East Northport Fire District, (AGC), 4.50%, 11/1/21	200	235,992
East Northport Fire District, (AGC), 4.50%, 11/1/22	200	233,800
East Northport Fire District, (AGC), 4.50%, 11/1/23	200	231,108
Eastchester Union Free School District, (AGM), 3.50%, 6/15/20	245	268,194
Eastchester Union Free School District, (AGM), 3.75%, 6/15/21	255	279,381
Eastchester Union Free School District, (AGM), 4.00%, 6/15/23	175	190,666
Freeport, (AGC), 5.00%, 10/15/20	185	222,618
Freeport, (AGC), 5.00%, 10/15/21	195	232,231
Hauppauge Union Free School District, (AGC), 4.00%, 7/15/24	940	1,021,855
Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	1,110	1,222,476
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	820	894,727
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	860	937,305
New York, (AGM), 5.00%, 4/1/22	2,250	2,540,160
Oneida County, (AGC), 4.00%, 4/15/22	645	706,475
Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	785	903,692
Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	825	940,987
Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	905	1,022,921
Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	950	1,065,938
William Floyd Union Free School District, (AGC), 4.00%, 12/15/24	1,590	1,720,889

		$20,568,713

Insured – Hospital — 8.1%

New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	$4,355	$4,629,583
New York Dormitory Authority, (Maimonides Medical Center), (NPFG), 5.00%, 8/1/33	2,525	2,706,497
New York Dormitory Authority, (New York and Presbyterian Hospital), (AGM), (BHAC), (FHA), 5.25%, 2/15/31(1)	10,000	10,387,000

		$17,723,080

Insured – Housing — 1.1%

New York Housing Development Corp., (FGIC), (NPFG), 5.00%, 7/1/25	$2,350	$2,484,796

		$2,484,796

Insured – Lease Revenue / Certificates of Participation — 0.5%

Hudson Yards Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$1,175	$1,149,632

		$1,149,632

Insured – Other Revenue — 6.2%

New York City Cultural Resource Trust, (American Museum of Natural History), (NPFG), 5.00%, 7/1/44	$2,055	$2,107,875
New York City Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	6,950	6,863,125

See Notes to Financial Statements.

Eaton Vance
New York Municipal Bond Fund

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Other Revenue (continued)

New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	$4,050	$4,509,675

		$13,480,675

Insured – Solid Waste — 2.0%

Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/21	$1,490	$1,163,943
Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/23	1,090	778,096
Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/25	3,635	2,363,441

		$4,305,480

Insured – Special Tax Revenue — 12.3%

Metropolitan Transportation Authority, (AGM), 5.00%, 11/15/32(1)	$14,550	$14,907,493
New York State Housing Finance Agency, (AGM), 5.00%, 3/15/37	2,415	2,567,918
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	3,000	671,670
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/32	4,000	1,194,120
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	12,675	1,939,021
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/29	850	927,410
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/32(3)	4,185	4,549,681

		$26,757,313

Insured – Transportation — 9.6%

New York Thruway Authority, (AMBAC), 5.50%, 4/1/20	$2,175	$2,731,343
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/24(1)	5,600	6,207,992
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33(1)	11,000	11,837,980

		$20,777,315

Insured – Water and Sewer — 7.2%

Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.125%, 11/1/23	$300	$347,088
Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.375%, 11/1/28	3,835	4,391,573
New York City Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), (BHAC), 5.00%, 6/15/38(1)	6,500	6,779,110
New York City Municipal Water Finance Authority, (Water and Sewer System), (BHAC), (NPFG), 5.125%, 6/15/34	2,500	2,521,700
Suffolk County Water Authority, (NPFG), 4.50%, 6/1/25	1,475	1,546,110

		$15,585,581

Lease Revenue / Certificates of Participation — 0.7%

Metropolitan Transportation Authority, Lease Contract, 5.125%, 1/1/29	$1,500	$1,514,745

		$1,514,745

Other Revenue — 6.7%

Battery Park City Authority, 5.00%, 11/1/34	$4,925	$5,677,885
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	4,900	1,764,539
New York Liberty Development Corp., (7 World Trade Center Project), 5.00%, 9/15/40(2)	6,500	7,110,545

		$14,552,969

Special Tax Revenue — 8.0%

New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/35(1)	$10,000	$11,063,100
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(4)	1,000	1,171,860
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,500	1,680,915
New York Local Government Assistance Corp., 5.00%, 4/1/23	1,300	1,532,128
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/32	1,765	1,918,431

		$17,366,434

Transportation — 9.0%

Metropolitan Transportation Authority, 5.25%, 11/15/38	$3,430	$3,753,792
Nassau County Bridge Authority, 5.00%, 10/1/35	1,565	1,732,111
Nassau County Bridge Authority, 5.00%, 10/1/40	300	327,201
New York Thruway Authority, 5.00%, 4/1/26	2,370	2,712,797
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	10,000	10,950,900

		$19,476,801

Water and Sewer — 1.4%

Albany Municipal Water Finance Authority, 5.00%, 12/1/21	$500	$607,480
Albany Municipal Water Finance Authority, 5.00%, 12/1/26	755	872,387

See Notes to Financial Statements.

Eaton Vance
New York Municipal Bond Fund

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Water and Sewer (continued)

Albany Municipal Water Finance Authority, 5.00%, 12/1/29	$500	$567,465
New York City Municipal Water Finance Authority, 5.00%, 6/15/34	1,000	1,120,020

		$3,167,352

Total Tax-Exempt Investments — 161.9%
(identified cost $325,836,896)		$351,925,479

Other Assets, Less Liabilities — (61.9)%		$(134,574,011)

Net Assets — 100.0%		$217,351,468

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Company
FHA	- Federal Housing Administration
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2012, 54.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 19.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	When-issued security.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $421,860.

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2012

Statements of Assets and Liabilities (Unaudited)

	March 31, 2012

Assets	Municipal Fund	California Fund	New York Fund

Investments —
Identified cost	$1,417,295,225	$421,686,865	$325,836,896
Unrealized appreciation	72,029,812	21,192,875	26,088,583

Investments, at value	$1,489,325,037	$442,879,740	$351,925,479

Cash	$2,687,217	$—	$—
Restricted cash*	1,500,000	875,000	240,000
Interest receivable	18,413,213	5,707,726	4,325,437
Receivable for investments sold	6,403,510	10,707,393	9,884,040
Receivable for variation margin on open financial futures contracts	530,578	302,625	84,375
Deferred debt issuance costs	1,089,316	274,213	85,468

Total assets	$1,519,948,871	$460,746,697	$366,544,799

Liabilities

Payable for floating rate notes issued	$615,555,000	$171,840,000	$136,000,000
Payable for when-issued securities	—	13,923,368	11,199,090
Due to custodian	—	4,783,297	1,509,512
Payable to affiliates:
Investment adviser fee	837,547	256,124	198,824
Interest expense and fees payable	1,209,291	360,739	216,807
Accrued expenses	125,044	71,316	69,098

Total liabilities	$617,726,882	$191,234,844	$149,193,331

Net Assets	$902,221,989	$269,511,853	$217,351,468

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized	$681,239	$217,562	$158,838
Additional paid-in capital	957,923,879	306,726,139	223,791,416
Accumulated net realized loss	(129,696,099)	(59,741,830)	(33,235,423)
Accumulated undistributed net investment income	448,552	350,300	317,913
Net unrealized appreciation	72,864,418	21,959,682	26,318,724

Net Assets	$902,221,989	$269,511,853	$217,351,468

Common Shares Outstanding	68,123,883	21,756,186	15,883,830

Net Asset Value

Net assets ÷ common shares issued and outstanding	$13.24	$12.39	$13.68

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2012

Statements of Operations (Unaudited)

	Six Months Ended March 31, 2012

Investment Income	Municipal Fund	California Fund	New York Fund

Interest	$34,479,806	$9,878,776	$7,651,622

Total investment income	$34,479,806	$9,878,776	$7,651,622

Expenses

Investment adviser fee	$4,839,381	$1,481,817	$1,157,066
Trustees’ fees and expenses	30,352	9,438	7,468
Custodian fee	155,465	90,392	76,920
Transfer and dividend disbursing agent fees	11,397	9,803	9,845
Legal and accounting services	1,009,787	37,941	35,292
Printing and postage	52,397	14,685	14,022
Interest expense and fees	2,019,377	599,021	444,192
Miscellaneous	56,287	21,110	21,120

Total expenses	$8,174,443	$2,264,207	$1,765,925

Deduct —
Reduction of custodian fee	$326	$347	$204

Total expense reductions	$326	$347	$204

Net expenses	$8,174,117	$2,263,860	$1,765,721

Net investment income	$26,305,689	$7,614,916	$5,885,901

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$1,341,424	$(2,686,637)	$459,479
Extinguishment of debt	(323)	(543)	—
Financial futures contracts	(1,617,415)	(1,783,616)	(198,306)
Swap contracts	(929,946)	—	(381,278)

Net realized loss	$(1,206,260)	$(4,470,796)	$(120,105)

Change in unrealized appreciation (depreciation) —
Investments	$45,153,536	$17,258,958	$6,808,544
Financial futures contracts	1,092,950	2,339,356	333,449
Swap contracts	3,525,400	—	1,445,414

Net change in unrealized appreciation (depreciation)	$49,771,886	$19,598,314	$8,587,407

Net realized and unrealized gain	$48,565,626	$15,127,518	$8,467,302

Net increase in net assets from operations	$74,871,315	$22,742,434	$14,353,203

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2012

Statements of Changes in Net Assets

	Six Months Ended March 31, 2012 (Unaudited)

Increase (Decrease) in Net Assets	Municipal Fund	California Fund	New York Fund

From operations —
Net investment income	$26,305,689	$7,614,916	$5,885,901
Net realized loss from investment transactions, extinguishment of debt, financial futures contracts and swap contracts	(1,206,260)	(4,470,796)	(120,105)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	49,771,886	19,598,314	8,587,407

Net increase in net assets from operations	$74,871,315	$22,742,434	$14,353,203

Distributions to common shareholders —
From net investment income	$(28,530,360)	$(8,635,540)	$(6,176,492)

Total distributions to common shareholders	$(28,530,360)	$(8,635,540)	$(6,176,492)

Capital share transactions —
Reinvestment of distributions to common shareholders	$176,533	$110,639	$171,579

Net increase in net assets from capital share transactions	$176,533	$110,639	$171,579

Net increase in net assets	$46,517,488	$14,217,533	$8,348,290

Net Assets

At beginning of period	$855,704,501	$255,294,320	$209,003,178

At end of period	$902,221,989	$269,511,853	$217,351,468

Accumulated undistributed net investment income included in net assets

At end of period	$448,552	$350,300	$317,913

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2012

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2011

Increase (Decrease) in Net Assets	Municipal Fund	California Fund	New York Fund

From operations —
Net investment income	$59,775,936	$17,409,457	$12,638,739
Net realized loss from investment transactions, extinguishment of debt, financial futures contracts and swap contracts	(35,203,163)	(17,357,508)	(8,994,586)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	2,630,225	(542,668)	2,521,605

Net increase (decrease) in net assets from operations	$27,202,998	$(490,719)	$6,165,758

Distributions to common shareholders —
From net investment income	$(62,345,602)	$(18,450,457)	$(13,072,034)

Total distributions to common shareholders	$(62,345,602)	$(18,450,457)	$(13,072,034)

Capital share transactions —
Reinvestment of distributions to common shareholders	$1,307,692	$321,761	$456,451

Net increase in net assets from capital share transactions	$1,307,692	$321,761	$456,451

Net decrease in net assets	$(33,834,912)	$(18,619,415)	$(6,449,825)

Net Assets

At beginning of year	$889,539,413	$273,913,735	$215,453,003

At end of year	$855,704,501	$255,294,320	$209,003,178

Accumulated undistributed net investment income included in net assets

At end of year	$2,673,223	$1,370,924	$608,504

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2012

Statements of Cash Flows (Unaudited)

	Six Months Ended March 31, 2012

Cash Flows From Operating Activities	Municipal Fund	California Fund	New York Fund

Net increase in net assets from operations	$74,871,315	$22,742,434	$14,353,203
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(174,352,587)	(71,019,716)	(22,516,095)
Investments sold	182,867,480	90,266,775	23,742,180
Net amortization/accretion of premium (discount)	(3,447,160)	(458,391)	(149,796)
Amortization of deferred debt issuance costs	66,935	18,011	17,535
Increase in restricted cash	(1,500,000)	(875,000)	(240,000)
Decrease in interest receivable	9,131	109,848	113,696
Increase in receivable for investments sold	(5,577,180)	(7,273,974)	(9,753,576)
Increase in receivable for variation margin on open financial futures contracts	(530,578)	(302,625)	(84,375)
Decrease in receivable from the transfer agent	—	29,491	39,589
Decrease in miscellaneous receivable	614,666	—	—
Increase in payable for when-issued securities	—	4,134,202	11,199,090
Decrease in payable for variation margin on open financial futures contracts	(21,078)	(124,938)	(10,938)
Decrease in payable for open swap contracts	(3,525,400)	—	(1,445,414)
Increase in payable to affiliate for investment adviser fee	60,653	16,984	11,507
Decrease in interest expense and fees payable	(4,849)	(56,520)	(16,255)
Decrease in accrued expenses	(81,902)	(51,677)	(51,548)
Net change in unrealized (appreciation) depreciation from investments	(45,153,536)	(17,258,958)	(6,808,544)
Net realized (gain) loss from investments	(1,341,424)	2,686,637	(459,479)
Net realized loss on extinguishment of debt	323	543	—

Net cash provided by operating activities	$22,954,809	$22,583,126	$7,940,780

Cash Flows From Financing Activities

Distributions paid to common shareholders, net of reinvestments	$(28,353,827)	$(8,524,901)	$(6,004,913)
Proceeds from secured borrowings	27,455,000	19,240,000	11,640,000
Repayment of secured borrowings	(23,785,000)	(44,890,000)	(19,800,000)
Increase in due to custodian	—	4,783,297	1,509,512

Net cash used in financing activities	$(24,683,827)	$(29,391,604)	$(12,655,401)

Net decrease in cash	$(1,729,018)	$(6,808,478)	$(4,714,621)

Cash at beginning of period	$4,416,235	$6,808,478	$4,714,621

Cash at end of period	$2,687,217	$—	$—

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$176,533	$110,639	$171,579
Cash paid for interest and fees	1,957,291	637,530	442,912

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2012

Financial Highlights

	Municipal Fund

	Six Months Ended		Year Ended September 30,
	March 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period (Common shares)	$12.560		$13.080	$13.170	$11.080	$15.100	$15.910

Income (Loss) From Operations

Net investment income(1)	$0.386		$0.878	$0.878	$0.846	$0.959	$1.050
Net realized and unrealized gain (loss)	0.713		(0.482)	(0.059)	2.051	(3.797)	(0.419)
Distributions to preferred shareholders
From net investment income	—		—	—	—	(0.171)	(0.225)
From net realized gain	—		—	—	—	(0.051)	(0.113)

Total income (loss) from operations	$1.099		$0.396	$0.819	$2.897	$(3.060)	$0.293

Less Distributions to Common Shareholders

From net investment income	$(0.419)		$(0.916)	$(0.909)	$(0.807)	$(0.773)	$(0.771)
From net realized gain	—		—	—	—	(0.187)	(0.332)

Total distributions to common shareholders	$(0.419)		$(0.916)	$(0.909)	$(0.807)	$(0.960)	$(1.103)

Net asset value — End of period (Common shares)	$13.240		$12.560	$13.080	$13.170	$11.080	$15.100

Market value — End of period (Common shares)	$13.000		$12.350	$13.900	$13.160	$11.140	$15.310

Total Investment Return on Net Asset Value(2)	8.92	%(3)	3.89%	6.77%	28.15%	(21.24)%	1.87%

Total Investment Return on Market Value(2)	8.77	%(3)	(3.87)%	13.55%	27.36%	(21.90)%	7.97%

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$902,222		$855,705	$889,539	$893,391	$719,392	$977,406
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.41	%(5)	1.25%	1.12%	1.04%	0.89%	0.79%
Interest and fee expense(6)	0.46	%(5)	0.56%	0.54%	1.33%	0.59%	—
Total expenses before custodian fee reduction	1.87	%(5)	1.81%	1.66%	2.37%	1.48%	0.79%
Expenses after custodian fee reduction excluding interest and fees	1.41	%(5)	1.25%	1.12%	1.04%	0.86%	0.78%
Net investment income	6.01	%(5)	7.54%	7.04%	7.94%	6.94%	6.76%
Portfolio Turnover	12	%(3)	18%	18%	19%	54%	39%

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2012

Financial Highlights — continued

	California Fund

	Six Months Ended		Year Ended September 30,
	March 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period (Common shares)	$11.740		$12.610	$12.940	$11.310	$15.000	$15.280

Income (Loss) From Operations

Net investment income(1)	$0.350		$0.801	$0.847	$0.827	$0.930	$1.024
Net realized and unrealized gain (loss)	0.697		(0.822)	(0.331)	1.570	(3.418)	(0.269)
Distributions to preferred shareholders
From net investment income	—		—	—	—	(0.153)	(0.296)
From net realized gain	—		—	—	—	(0.094)	—

Total income (loss) from operations	$1.047		$(0.021)	$0.516	$2.397	$(2.735)	$0.459

Less Distributions to Common Shareholders

From net investment income	$(0.397)		$(0.849)	$(0.846)	$(0.767)	$(0.724)	$(0.739)
From net realized gain	—		—	—	—	(0.231)	—

Total distributions to common shareholders	$(0.397)		$(0.849)	$(0.846)	$(0.767)	$(0.955)	$(0.739)

Net asset value — End of period (Common shares)	$12.390		$11.740	$12.610	$12.940	$11.310	$15.000

Market value — End of period (Common shares)	$11.960		$12.270	$13.300	$12.970	$11.090	$14.720

Total Investment Return on Net Asset Value(2)	9.05	%(3)	0.48%	4.53%	22.99%	(19.08)%	3.10%

Total Investment Return on Market Value(2)	0.72	%(3)	(0.43)%	10.00%	25.72%	(19.15)%	4.18%

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$269,512		$255,294	$273,914	$280,743	$245,011	$324,508
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.27	%(5)	1.42%	1.16%	1.06%	0.95%	0.81%
Interest and fee expense(6)	0.46	%(5)	0.57%	0.56%	1.28%	0.51%	—
Total expenses before custodian fee reduction	1.73	%(5)	1.99%	1.72%	2.34%	1.46%	0.81%
Expenses after custodian fee reduction excluding interest and fees	1.27	%(5)	1.42%	1.16%	1.04%	0.92%	0.81%
Net investment income	5.83	%(5)	7.20%	7.01%	7.64%	6.74%	6.73%
Portfolio Turnover	16	%(3)	21%	11%	8%	39%	27%

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2012

Financial Highlights — continued

	New York Fund

	Six Months Ended		Year Ended September 30,
	March 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period (Common shares)	$13.170		$13.610	$13.640	$11.650	$14.800	$15.140

Income (Loss) From Operations

Net investment income(1)	$0.371		$0.797	$0.831	$0.790	$0.923	$1.012
Net realized and unrealized gain (loss)	0.528		(0.412)	(0.041)	1.934	(3.152)	(0.335)
Distributions to preferred shareholders
From net investment income	—		—	—	—	(0.215)	(0.302)

Total income (loss) from operations	$0.899		$0.385	$0.790	$2.724	$(2.444)	$0.375

Less Distributions to Common Shareholders

From net investment income	$(0.389)		$(0.825)	$(0.820)	$(0.734)	$(0.706)	$(0.715)

Total distributions to common shareholders	$(0.389)		$(0.825)	$(0.820)	$(0.734)	$(0.706)	$(0.715)

Net asset value — End of period (Common shares)	$13.680		$13.170	$13.610	$13.640	$11.650	$14.800

Market value — End of period (Common shares)	$13.470		$13.450	$14.010	$14.120	$10.980	$14.500

Total Investment Return on Net Asset Value(2)	6.90	%(3)	3.37%	6.16%	24.78%	(17.07)%	2.59%

Total Investment Return on Market Value(2)	3.07	%(3)	2.56%	5.56%	37.06%	(20.22)%	3.87%

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$217,351		$209,003	$215,453	$215,303	$183,643	$232,624
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.24	%(5)	1.39%	1.12%	1.04%	0.99%	0.86%
Interest and fee expense(6)	0.41	%(5)	0.52%	0.55%	1.34%	0.55%	—
Total expenses before custodian fee reduction	1.65	%(5)	1.91%	1.67%	2.38%	1.54%	0.86%
Expenses after custodian fee reduction excluding interest and fees	1.24	%(5)	1.39%	1.12%	1.03%	0.95%	0.85%
Net investment income	5.51	%(5)	6.37%	6.30%	6.83%	6.63%	6.72%
Portfolio Turnover	6	%(3)	29%	11%	21%	48%	28%

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Municipal Bond Fund, Eaton Vance California Municipal Bond Fund and Eaton Vance New York Municipal Bond Fund, (each individually referred to as the Fund, and collectively, the Funds), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies. The Funds seek to provide current income exempt from regular federal income tax, including alternative minimum tax, and, in state specific funds, taxes in its specified state.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends.

At September 30, 2011, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

Expiration Date	Municipal Fund	California Fund	New York Fund

September 30, 2012	$314,751	$—	$—
September 30, 2013	—	—	125,998
September 30, 2015	31,250	—	—
September 30, 2016	6,857,645	533,889	—
September 30, 2017	18,034,628	4,562,453	7,946,914
September 30, 2018	56,183,712	23,169,615	8,909,352
September 30, 2019	16,458,561	7,665,268	6,463,209

	$97,880,547	$35,931,225	$23,445,473

In addition, such capital loss carryforwards cannot be utilized prior to the utilization of new capital losses, if any, created after September 30, 2011.

Eaton Vance
Municipal Bond Funds

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

Additionally, at September 30, 2011, the Municipal Fund, California Fund and New York Fund had net capital losses of $37,513,142, $19,463,688 and $8,695,243, respectively, attributable to security transactions incurred after October 31, 2010. These net capital losses are treated as arising on the first day of the Funds’ taxable year ending September 30, 2012.

As of March 31, 2012, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

E Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under each Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Fund) could be deemed to have personal liability for the obligations of the Fund. However, each Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At March 31, 2012, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Municipal Fund	California Fund	New York Fund

Floating Rate Notes Outstanding	$615,555,000	$171,840,000	$136,000,000
Interest Rate or Range of Interest Rates (%)	0.19 - 0.49	0.19 - 0.29	0.18 - 0.24
Collateral for Floating Rate Notes Outstanding	$703,465,907	$196,548,754	$158,751,589

Eaton Vance
Municipal Bond Funds

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

For the six months ended March 31, 2012, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees and amortization of deferred debt issuance costs were as follows:

	Municipal Fund	California Fund	New York Fund

Average Floating Rate Notes Outstanding	$617,305,219	$191,603,005	$141,481,667
Average Interest Rate	0.65%	0.63%	0.63%

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2012.

The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J Interest Rate Swaps — Pursuant to interest rate swap agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

K When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

M Interim Financial Statements — The interim financial statements relating to March 31, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

Each Fund intends to make monthly distributions of net investment income to common shareholders. In addition, at least annually, each Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are recorded on the ex-dividend date.

Eaton Vance
Municipal Bond Funds

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Fund. The fee is computed at an annual rate of 0.65% of each Fund’s average weekly gross assets and is payable monthly. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Fund. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the amount payable by the Fund to floating rate note holders, such adjustment being limited to the value of the Auction Preferred Shares (APS) outstanding prior to any APS redemptions by the Fund. EVM also serves as the administrator of each Fund, but receives no compensation. For the six months ended March 31, 2012, the investment adviser fees were as follows:

	Municipal Fund	California Fund	New York Fund

Investment Adviser Fee	$4,839,381	$1,481,817	$1,157,066

Except for Trustees of the Funds who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

4 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2012 were as follows:

	Municipal Fund	California Fund	New York Fund

Purchases	$174,352,587	$71,019,716	$22,516,095
Sales	$182,867,480	$90,266,775	$23,742,180

5 Common Shares of Beneficial Interest

Common shares issued pursuant to the Funds’ dividend reinvestment plan for the six months ended March 31, 2012 and the year ended September 30, 2011 were as follows:

	Municipal Fund	California Fund	New York Fund

Six Months Ended March 31, 2012 (Unaudited)	14,119	9,232	12,737
Year Ended September 30, 2011	114,120	29,025	36,395

6 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2012, as determined on a federal income tax basis, were as follows:

	Municipal Fund	California Fund	New York Fund

Aggregate cost	$797,796,142	$248,453,915	$191,155,866

Gross unrealized appreciation	$105,593,769	$28,627,933	$25,960,411
Gross unrealized depreciation	(29,619,874)	(6,042,108)	(1,190,798)

Net unrealized appreciation	$75,973,895	$22,585,825	$24,769,613

Eaton Vance
Municipal Bond Funds

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

7 Overdraft Advances

Pursuant to the respective custodian agreements, SSBT may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, the Funds are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to SSBT. SSBT has a lien on a Fund’s assets to the extent of any overdraft. At March 31, 2012, the California Fund and New York Fund had payments due to SSBT pursuant to the foregoing arrangement of $4,783,297 and $1,509,512, respectively.

8 Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at March 31, 2012 is as follows:

Futures Contracts
						Net
	Expiration			Aggregate		Unrealized
Fund	Month/Year	Contracts	Position	Cost	Value	Appreciation

Municipal	6/12	47 U.S. 10-Year Treasury Note	Short	$(6,126,070)	$(6,085,765)	$40,305
	6/12	454 U.S. 30-Year Treasury Bond	Short	$(63,332,801)	$(62,538,500)	$794,301

California	6/12	200 U.S. 10-Year Treasury Note	Short	$(26,068,384)	$(25,896,875)	$171,509
	6/12	194 U.S. 30-Year Treasury Bond	Short	$(27,318,798)	$(26,723,500)	$595,298

New York	6/12	75 U.S. 30-Year Treasury Bond	Short	$(10,561,391)	$(10,331,250)	$230,141

At March 31, 2012, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Municipal Fund and New York Fund entered into interest rate swap contracts. The Funds also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2012 were as follows:

	Municipal Fund		California Fund		New York Fund

Asset Derivative:
Futures Contracts	$834,606	(1)	$766,807	(1)	$230,141	(1)

Total	$834,606		$766,807		$230,141

(1)	Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

Eaton Vance
Municipal Bond Funds

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2012 was as follows:

	Municipal Fund		California Fund		New York Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(2,547,361	)(1)	$(1,783,616	)(2)	$(579,584	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$4,618,350	(3)	$2,339,356	(4)	$1,778,863	(3)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Swap contracts.
(2)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.
(3)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Swap contracts.
(4)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amounts of futures contracts and interest rate swaps outstanding during the six months ended March 31, 2012, which are indicative of the volume of these derivative types, were approximately as follows:

	Municipal Fund	California Fund	New York Fund

Average Notional Amount:
Futures Contracts	$38,471,000	$39,400,000	$8,571,000
Interest Rate Swaps	$4,286,000	$—	$1,757,000

9 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2012, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Municipal Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$1,489,325,037	$—	$1,489,325,037

Total Investments	$—	$1,489,325,037	$—	$1,489,325,037

Futures Contracts	$834,606	$—	$—	$834,606

Total	$834,606	$1,489,325,037	$—	$1,490,159,643

Eaton Vance
Municipal Bond Funds

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

California Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$442,879,740	$—	$442,879,740

Total Investments	$—	$442,879,740	$—	$442,879,740

Futures Contracts	$766,807	$—	$—	$766,807

Total	$766,807	$442,879,740	$—	$443,646,547

New York Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$351,925,479	$—	$351,925,479

Total Investments	$—	$351,925,479	$—	$351,925,479

Futures Contracts	$230,141	$—	$—	$230,141

Total	$230,141	$351,925,479	$—	$352,155,620

The Funds held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At March 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Municipal Bond Funds

March 31, 2012

Notice to Shareholders

At the August 8, 2011 Board Meeting, the Trustees approved the following defensive investing policy: “During unusual market conditions, the Funds may invest up to 100% of assets in cash or cash equivalents temporarily, which may be inconsistent with a Fund’s investment objective(s) and other policies.”

Eaton Vance
Municipal Bond Funds

March 31, 2012

Officers and Trustees

Officers of Eaton Vance Municipal Bond Funds

Cynthia J. Clemson President of EVM and ENX Thomas M. Metzold President of EIM Payson F. Swaffield Vice President	Barbara E. Campbell Treasurer Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Municipal Bond Funds

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Number of Employees

Each Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of March 31, 2012, Fund records indicate that there are 692, 134 and 135 registered shareholders for Municipal Bond Fund, California Municipal Bond Fund and New York Municipal Bond Fund, respectively, and approximately 24,974, 5,536 and 5,092 shareholders owning the Fund shares in street name, such as through brokers, banks and financial intermediaries for Municipal Bond Fund, California Municipal Bond Fund and New York Municipal Bond Fund, respectively.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about a Fund, please write or call:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122

NYSE Amex symbols

Municipal Bond Fund	EIM
California Municipal Bond Fund	EVM
New York Municipal Bond Fund	ENX

Eaton Vance
Municipal Bond Funds

March 31, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders. A Fund may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if a Fund determines such purchases are advisable. There can be no assurance that a Fund will take such action or that such purchases would reduce the discount.

Closed-End Fund Information. The Eaton Vance closed-end funds make certain quarterly fund performance data and information about portfolio characteristics (such as top holdings and asset allocation) available on the Eaton Vance website after the end of each calendar quarter-end. Certain month end fund performance data for the funds, including total returns, are posted to the website shortly after the end of each calendar month. Portfolio holdings for the most recent calendar quarter-end are also posted to the website approximately 30 days following the end of the quarter. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors – Closed-End Funds”.

This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Fund Offices
Two International Place
Boston, MA 02110

1453-5/12	CE-IMBSRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.
The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer them back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.
In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personnel of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.
Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
No such purchases this period.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance New York Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: May 8, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: May 8, 2012

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: May 8, 2012